Stock Option and Incentive Plan - Summary of Option Activity (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted average remaining contractual life of outstanding options	6 years 11 months 5 days
Weighted average remaining contractual life of exercisable options	4 years 11 months 16 days